INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Income Tax Recovery (Expense)
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2025	2024	2023
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(119)	$(100)	$(113)
Deferred taxes
Origination and reversal of temporary differences	163	(30)	46
Relating to change in tax rates / imposition of new tax laws	(31)	—	—
Decrease (increase) in tax assets not recognized	—	(37)	(6)
	132	(67)	40
Total income tax recovery	$13	$(167)	$(73)

Schedule of Deferred Income Tax Recovery (Expense)
The major components of deferred income tax (expense) recovery for the years ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2025	2024	2023
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$12	$20	$(8)
Other	6	4	5
Revaluation surplus
Origination and reversal of temporary differences	(317)	(1,220)	115
Relating to changes in tax rates / imposition of new tax laws	169	—	—
	$(130)	$(1,196)	$112

Schedule of Effective Income Tax (Expense) Recovery
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2025	2024	2023
Statutory income tax recovery (expense)(1)	$691	$(176)	$(112)
Reduction (increase) resulting from:
Increase in tax assets not recognized	—	(37)	(6)
Portion of gains (losses) subject to different tax rates	1	(27)	23
Differences between statutory rate and future tax rate and tax rate changes	(31)	—	—
Non-controlling interest	5	13	87
Subsidiaries’ income taxed at different rates	(67)	19	27
Non-deductible remeasurement of exchangeable shares and dividends presented as interest (expense) recovery	(586)	39	(93)
Other	—	2	1
Effective income tax recovery (expense)	$13	$(167)	$(73)
(1)Statutory income tax recovery (expense) is calculated using domestic rates applicable to the profits in the relevant country.

Schedule of the Expiry Date, if Applicable, of the Unrecognized Deferred Tax Assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2025	2024	2023
Less than four years	$—	$—	$—
Thereafter	191	138	133

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2023	$897	$(6,090)	$(5,193)
Recognized in net (loss) income	(58)	98	40
Recognized in equity	—	117	117
Business combinations and disposals	—	(11)	(11)
Foreign exchange	—	(670)	(670)
As at December 31, 2023	839	(6,556)	(5,717)
Recognized in net (loss) income	(106)	39	(67)
Recognized in equity	(2)	(1,213)	(1,215)
Business combinations and disposals(1)	—	117	117
Foreign exchange	(6)	451	445
As at December 31, 2024	725	(7,162)	(6,437)
Recognized in net (loss) income	(136)	268	132
Recognized in equity	—	(135)	(135)
Business combinations and disposals	—	2	2
Foreign exchange	—	(722)	(722)
As at December 31, 2025	$589	$(7,749)	$(7,160)
(1)Includes $28 million transferred to a subsidiary of the partnership. Refer to Note 28 - Related party transactions for more details.